Commitments and Contingencies - Schedule of Future Minimum Contractual Charter Revenues (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 4,358
Total	$ 4,358